Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2018
AXA/Franklin Balanced Managed Volatility Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AXA/Franklin Balanced Managed Volatility Portfolio – Class IA, IB and K Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to maximize income while maintaining prospects for capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 21% of the average value of the Portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio’s assets normally are allocated between two investment managers, each of which will manage its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio is actively managed by a Sub-Adviser (“Active Allocated Portion”); the other portion of the Portfolio seeks to track the performance of a particular index or indices (“Index Allocated Portion”). Under normal circumstances, the Active Allocated Portion will consist of approximately 50% of the Portfolio’s net assets, and the Index Allocated Portion will consist of approximately 50% of the Portfolio’s net assets. These percentages are targets established by the Adviser; actual allocations may deviate from these targets. In addition, the Portfolio invests in a mix of debt and equity securities and normally will invest at least 25% of its net assets in debt securities and at least 25% of its net assets in equity securities.

Under normal circumstances, the Active Allocated Portion invests in a diversified portfolio of debt and equity securities. Debt securities include all varieties of fixed, floating and variable rate instruments, including secured and unsecured bonds, bonds convertible into common stock, senior floating rate and term loans, mortgage and other asset-backed securities, debentures, zero coupon notes, and shorter term instruments. Equity securities include common stocks and preferred stocks. The Active Allocated Portion may shift its investments from one asset class to another based on the Sub-Adviser’s analysis of the best opportunity for the Portfolio in a given market.

The Active Allocated Portion seeks income by selecting investments such as corporate, foreign and U.S. treasury bonds, as well as stocks with dividend yields the Sub-Adviser believes are attractive. In searching for growth opportunities, the Portfolio maintains the flexibility to invest in common stocks of companies from a variety of industries but from time to time, based on economic conditions the Active Allocated Portion may have significant investments in particular sectors.

The Active Allocated Portion may invest up to 100% of its total assets in debt securities that are rated below investment grade, including a portion in defaulted securities. Securities below investment grade include those securities rated Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”) or BB or lower by Standard & Poor’s Global Ratings (“S&P”) or, if unrated, securities deemed by the Adviser or Sub-Adviser to be of comparable quality. Such securities are often referred to as “junk bonds.” The Active Allocated Portion may invest in convertible securities without regard to the ratings assigned by ratings services. If subsequent to its purchase a security is downgraded in rating or goes into default, the Sub-Adviser to the Active Allocated Portion will consider such events in its evaluation of the overall investment merits of that security but will not necessarily dispose of the security immediately.

The Active Allocated Portion also may invest in investment grade fixed income securities, asset- and mortgage-backed securities and, to a limited extent, loan participations and U.S. Government securities. The Active Allocated Portion also may invest up to 25% of its assets in foreign securities, including emerging markets securities.

In choosing investments, the Sub-Adviser to the Active Allocated Portion searches for undervalued or out-of-favor securities it believes offer current opportunities for income and significant growth in the future. The Sub-Adviser may sell a security for a variety of reasons, such as to invest in a company believed by the Sub-Adviser to offer superior investment opportunities.

The Index Allocated Portion of the Portfolio is comprised of two strategies, one of which seeks to track the performance (before fees and expenses) of the Standard & Poor’s 500 Composite Stock Index (the “S&P 500 Index”) with minimal tracking error, and a second component which seeks to invest in securities comprising the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (“Intermediate Government/Credit Index”), which includes U.S. Treasuries, government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and investment grade corporate bonds with maturities of one to 10 years. Each such strategy is commonly referred to as an indexing strategy. Generally, the S&P 500 Index portion of the Index Allocated Portion uses a full replication technique, and the Intermediate Government/Credit Index portion of the Index Allocated Portion utilizes a sampling approach. Each portion of the Index Allocated Portion also may invest in other instruments, such as futures and options contracts, that provide comparable exposure as the index without buying the underlying securities comprising the index.

AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Adviser”) also may utilize futures and options, such as exchange-traded futures and options contracts on securities indices, to manage equity exposure. Futures and options can provide exposure to the performance of a securities index without buying the underlying securities comprising the index. They also provide a means to manage the Portfolio’s equity exposure without having to buy or sell securities. When market volatility is increasing above specific thresholds set for the Portfolio, the Adviser may limit equity exposure either by reducing investments in securities, shorting or selling long futures and options positions on an index, increasing cash levels, and/or shorting an index. During such times, the Portfolio’s exposure to equity securities may be significantly less than that of a traditional equity portfolio. Volatility is a statistical measure of the magnitude of changes in the Portfolio’s returns, without regard to the direction of those changes. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. Volatility management techniques may reduce potential losses and/or mitigate financial risks to insurance companies that provide certain benefits and guarantees available under the Contracts and offer the Portfolio as an investment option in their products. The Portfolio may invest up to 25% of its assets in derivatives. It is anticipated that the Portfolio’s derivative instruments will consist primarily of exchange-traded futures and options contracts on securities indices, but the Portfolio also may utilize other types of derivatives. The Portfolio’s investments in derivatives may be deemed to involve the use of leverage because the Portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price. The use of derivatives also may be deemed to involve the use of leverage because the heightened price sensitivity of some derivatives to market changes may magnify the Portfolio’s gain or loss. It is not generally expected, however, that the Portfolio will be leveraged by borrowing money for investment purposes. The Portfolio may maintain a significant percentage of its assets in cash and cash equivalent instruments, some of which may serve as margin or collateral for the Portfolio’s obligations under derivative transactions. The Portfolio also may use financial instruments such as futures and options to manage duration. Duration is a measure used to determine the sensitivity of a security’s price to interest rates. Typically, a bond portfolio with a low (short) duration means that its value is less sensitive to interest rate changes, while a bond portfolio with a high (long) duration is more sensitive.

		The Portfolio also may lend its portfolio securities to earn additional income.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks.

The following risks are described in alphabetical order and not in order of importance or potential exposure.

Cash Management Risk: Upon entering into certain derivatives contracts, such as futures contracts, and to maintain open positions in certain derivatives contracts, the Portfolio may be required to post collateral for the contract, the amount of which may vary. As such, the Portfolio may maintain cash balances, including foreign currency balances, which may be significant, with counterparties such as the Trust’s custodian or its affiliates. The Portfolio is thus subject to counterparty risk and credit risk with respect to these arrangements.

Convertible Securities Risk: A convertible security is a form of hybrid security; that is, a security with both debt and equity characteristics. The value of a convertible security fluctuates in relation to changes in interest rates and the credit quality of the issuer and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be less than the current market price of the security. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Convertible securities are subject to equity risk, interest rate risk, and credit risk and are often lower-quality securities. Lower quality may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock.

Credit Risk: The Portfolio is subject to the risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. However, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a credit rating may become stale in that it fails to reflect changes in an issuer’s financial condition. The downgrade of the credit rating of a security may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity.

Derivatives Risk: The Portfolio’s investments in derivatives may rise or fall in value more rapidly than other investments. Changes in the value of a derivative may not correlate perfectly, or at all, with the underlying asset, reference rate or index, and the Portfolio could lose more than the principal amount invested. Some derivatives can have the potential for unlimited losses. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leveraging risk, liquidity risk, interest rate risk, market risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, management risk and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by the Portfolio, especially in abnormal market conditions. Changing regulation may make derivatives more costly, limit their availability, impact the Portfolio’s ability to maintain its investments in derivatives, disrupt markets, or otherwise adversely affect their value or performance.

Distressed Companies Risk: Debt obligations of distressed companies typically are unrated, lower-rated or close to default. In certain periods, there may be little or no liquidity in the markets for these securities. In addition, the prices of such securities may be subject to periods of abrupt and erratic market movements and above-average price volatility, and it may be difficult to value such securities. The Portfolio may lose a substantial portion or all of its investment in such securities. If the issuer of a security held by the Portfolio defaults, the Portfolio may experience a significant or complete loss on the security. Securities tend to lose much of their value before the issuer defaults.

Equity Risk: In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.

Foreign Securities Risk: Investments in foreign securities, including depositary receipts, involve risks not associated with investments in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values, and it may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.
Currency Risk: Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. In the case of hedging positions, there is the risk that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipts Risk: Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) are generally subject to the same risks of investing directly in the foreign securities that they evidence or into which they may be converted. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.

Emerging Markets Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets, and investments in these countries and/or markets are more susceptible to loss than investments in developed countries and/or markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

Regulatory Risk: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies. Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws. In addition, some countries may have legal systems that may make it difficult for the Portfolio to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments.
Futures Contract Risk: The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) an investment manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains. Futures contracts are also subject to the same risks as the underlying investments to which they provide exposure. In addition, futures contracts may subject the Portfolio to leveraging risk.

Index Strategy Risk: The Portfolio employs an index strategy, that is, it generally invests in the securities included in its index or a representative sample of such securities regardless of market trends. The Portfolio generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the index strategy attempts to closely track its benchmark index, the Portfolio may not invest in all of the securities in the index. Also, the Portfolio’s fees and expenses will reduce the Portfolio’s returns, unlike those of the benchmark index. Cash flow into and out of the Portfolio, portfolio transaction costs, changes in the securities that comprise the index, and the Portfolio’s valuation procedures also may affect the Portfolio’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.

Interest Rate Risk: Changes in interest rates may affect the yield, liquidity and value of investments in income producing or debt securities. Changes in interest rates also may affect the value of other securities. When interest rates rise, the value of the Portfolio’s debt securities generally declines. Conversely, when interest rates decline, the value of the Portfolio’s debt securities generally rises. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of the Portfolio’s debt securities to interest rate risk will increase with any increase in the duration of those securities. As of the date of this Prospectus, interest rates are low relative to historic levels and are below zero in parts of the world. The Portfolio is subject to a greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Portfolio.

Investment Grade Securities Risk: Debt securities generally are rated by national bond ratings agencies. The Portfolio considers securities to be investment grade if they are rated BBB or higher by Standard & Poor’s Global Ratings or Fitch Ratings, Ltd. or Baa or higher by Moody’s Investors Service, Inc. or, if unrated, determined by the investment manager to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.

Leveraging Risk: When the Portfolio leverages its holdings, the value of an investment in the Portfolio will be more volatile and all other risks will tend to be compounded. For example, the Portfolio may take on leveraging risk when it engages in derivatives transactions (such as futures and options investments), invests collateral from securities loans or borrows money. The Portfolio may experience leveraging risk in connection with investments in derivatives because its investments in derivatives may be small relative to the investment exposure assumed, leaving more assets to be invested in other investments. Such investments may have the effect of leveraging the Portfolio because the Portfolio may experience gains or losses not only on its investments in derivatives, but also on the investments purchased with the remainder of the assets. If the value of the Portfolio’s investments in derivatives is increasing, this could be offset by declining values of the Portfolio’s other investments. Conversely, it is possible that a rise in the value of the Portfolio’s non-derivative investments could be offset by a decline in the value of the Portfolio’s investments in derivatives. In either scenario, the Portfolio may experience losses. In a market where the value of the Portfolio’s investments in derivatives is declining and the value of its other investments is declining, the Portfolio may experience substantial losses.

Liquidity Risk: The Portfolio is subject to the risk that certain investments may be difficult or impossible for the Portfolio to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of exposure. The Portfolio may be required to dispose of other investments at unfavorable times or prices to satisfy obligations, which may result in a loss or may be costly to the Portfolio. Judgment plays a greater role in valuing illiquid investments than in investments with more active markets. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities typically provide the issuer with the right to prepay the security prior to maturity. During periods of falling interest rates, the rate of prepayments tends to increase because borrowers are more likely to pay off debt and refinance at the lower interest rates then available. Unscheduled prepayments shorten the average lives of mortgage-related and other asset-backed securities and may result in the Portfolio’s having to reinvest the proceeds of the prepayments at lower interest rates, thereby reducing the Portfolio’s income. During periods of rising interest rates, the rate of prepayments tends to decrease because borrowers are less likely to prepay debt. Slower than expected payments can extend the average lives of mortgage-related and other asset-backed securities, and this may “lock in” a below market interest rate, increase the security’s duration and interest rate sensitivity, and reduce the value of the security. Moreover, declines in the credit quality of and defaults by the issuers of mortgage-related and other asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Portfolio. In addition, certain mortgage-related and other asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.

Multiple Sub-Adviser Risk: The Adviser allocates the Portfolio’s assets among multiple Sub-Advisers, each of which is responsible for investing its allocated portion of the Portfolio’s assets. To a significant extent, the Portfolio’s performance will depend on the success of the Adviser in allocating the Portfolio’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. The Sub-Advisers’ investment strategies may not work together as planned, which could adversely affect the Portfolio’s performance. In addition, because each Sub-Adviser manages its allocated portion of the Portfolio independently from another Sub-Adviser, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when a Sub-Adviser to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Portfolio’s holdings. Similarly, under some market conditions, one Sub-Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate for its allocated portion of the Portfolio when another Sub-Adviser believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Portfolio. Because each Sub-Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Sub-Adviser, the Portfolio may incur higher brokerage costs than would be the case if a single Sub-Adviser were managing the entire Portfolio. In addition, while the Adviser seeks to allocate the Portfolio’s assets among the Portfolio’s Sub-Advisers in a manner that it believes is consistent with achieving the Portfolio’s investment objective(s), the Adviser is subject to conflicts of interest in allocating the Portfolio’s assets among Sub-Advisers, including affiliated Sub-Advisers, because the Adviser pays different fees to the Sub-Advisers and due to other factors that could impact the Adviser’s revenues and profits.

Non-Investment Grade Securities Risk: Bonds rated below investment grade (i.e., BB or lower by Standard & Poor’s Global Ratings or Fitch Ratings Ltd. or Ba or lower by Moody’s Investors Service, Inc. or, if unrated, determined by the investment manager to be of comparable quality) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The creditworthiness of issuers of non-investment grade debt securities may be more complex to analyze than that of issuers of investment grade debt securities, and reliance on credit ratings may present additional risks.

Portfolio Management Risk: The Portfolio is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results.

Regulatory Risk: The Adviser is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser also is registered with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator (“CPO”) under the Commodity Exchange Act, as amended, and, due to the Portfolio’s use of derivatives, serves as a CPO with respect to the Portfolio. Being subject to dual regulation by the SEC and the CFTC may increase compliance costs, which may be borne by the Portfolio and may affect Portfolio returns.

Sector Risk: From time to time, based on market or economic conditions, the Portfolio may have significant positions in one or more sectors of the market. To the extent the Portfolio invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Securities Lending Risk: The Portfolio may lend its portfolio securities to seek income. There is a risk that a borrower may default on its obligations to return loaned securities, however, the Portfolio’s securities lending agent may indemnify the Portfolio against that risk. The Portfolio will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Portfolio may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Portfolio’s ability to vote proxies or to settle transactions.

Short Position Risk: The Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). The Portfolio will incur a loss as a result of a short position if the price of the asset sold short increases between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks that could cause or increase losses or reduce gains, including greater reliance on the investment adviser’s ability to accurately anticipate the future value of a security or instrument, potentially higher transaction costs, and imperfect correlation between the actual and desired level of exposure. Because the Portfolio’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited.

U.S. Government Securities Risk: Securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)) are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the U.S. government are guaranteed as to the timely payment of interest and repayment of principal when held to maturity. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Portfolio. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future.

Volatility Management Risk: The Adviser from time to time employs various volatility management techniques in managing the Portfolio, including the use of futures and options to manage equity exposure. Although these actions are intended to reduce the overall risk of investing in the Portfolio, they may not work as intended and may result in losses by the Portfolio or periods of underperformance, particularly during periods when market values are increasing but market volatility is high. The success of the Portfolio’s volatility management strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the relevant market index and the metrics used by the Adviser to measure market volatility. Since the characteristics of many securities change as markets change or time passes, the success of the Portfolio’s volatility management strategy also will be subject to the Adviser’s ability to continually recalculate, readjust, and execute volatility management techniques in an efficient manner. In addition, market conditions change, sometimes rapidly and unpredictably, and the Adviser may be unable to execute the volatility management strategy in a timely manner or at all. Moreover, volatility management strategies may increase portfolio transaction costs, which could cause or increase losses or reduce gains. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between the relevant market index and the metrics that the Adviser uses to measure market volatility. In addition, it is not possible to manage volatility fully or perfectly. Futures contracts and other instruments used in connection with the volatility management strategy are not necessarily held by the Portfolio to hedge the value of the Portfolio’s other investments and, as a result, these futures contracts and other instruments may decline in value at the same time as the Portfolio’s other investments. Any one or more of these factors may prevent the Portfolio from achieving the intended volatility management or could cause the Portfolio to underperform or experience losses (some of which may be sudden) or volatility for any particular period that may be higher or lower. In addition, the use of volatility management techniques may not protect against market declines and may limit the Portfolio’s participation in market gains, even during periods when the market is rising. Volatility management techniques, when implemented effectively to reduce the overall risk of investing in the Portfolio, may result in underperformance by the Portfolio. For example, if the Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Portfolio may forgo some of the returns that can be associated with periods of rising equity values. The Portfolio’s performance may be lower than the performance of similar funds where volatility management techniques are not used.

		Zero Coupon and Pay-in-Kind Securities Risk: A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in-kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years (or since inception) through December 31, 2017 compared to the returns of a broad-based securities market index. The additional indexes show how the Portfolio’s performance compared with the returns of other indexes that have characteristics relevant to the Portfolio’s investment strategies, including a volatility managed index. The return of the broad-based securities market index (and any additional comparative index) shown in the right hand column below is the return of the index for the last 10 years or, if shorter, since the inception of the share class with the longest history. Past performance is not an indication of future performance.

		The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years (or since inception) through December 31, 2017 compared to the returns of a broad-based securities market index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The additional indexes show how the Portfolio’s performance compared with the returns of other indexes that have characteristics relevant to the Portfolio’s investment strategies, including a volatility managed index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Returns — Class IB
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter (% and time period)	Worst quarter (% and time period)
15.03% (2009 2nd Quarter)	–16.14% (2008 3rd Quarter)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
AXA/Franklin Balanced Managed Volatility Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fee and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	$ 107
3 Years	rr_ExpenseExampleYear03	334
5 Years	rr_ExpenseExampleYear05	579
10 Years	rr_ExpenseExampleYear10	1,283
1 Year	rr_ExpenseExampleNoRedemptionYear01	107
3 Years	rr_ExpenseExampleNoRedemptionYear03	334
5 Years	rr_ExpenseExampleNoRedemptionYear05	579
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,283
One Year	rr_AverageAnnualReturnYear01	9.97%
Five Years	rr_AverageAnnualReturnYear05	7.45%
Ten Years	rr_AverageAnnualReturnYear10	4.79%
AXA/Franklin Balanced Managed Volatility Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fee and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	$ 107
3 Years	rr_ExpenseExampleYear03	334
5 Years	rr_ExpenseExampleYear05	579
10 Years	rr_ExpenseExampleYear10	1,283
1 Year	rr_ExpenseExampleNoRedemptionYear01	107
3 Years	rr_ExpenseExampleNoRedemptionYear03	334
5 Years	rr_ExpenseExampleNoRedemptionYear05	579
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,283
2008	rr_AnnualReturn2008	(31.83%)
2009	rr_AnnualReturn2009	30.62%
2010	rr_AnnualReturn2010	11.27%
2011	rr_AnnualReturn2011	0.06%
2012	rr_AnnualReturn2012	11.25%
2013	rr_AnnualReturn2013	14.51%
2014	rr_AnnualReturn2014	6.21%
2015	rr_AnnualReturn2015	(3.01%)
2016	rr_AnnualReturn2016	10.43%
2017	rr_AnnualReturn2017	10.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.14%)
One Year	rr_AverageAnnualReturnYear01	10.07%
Five Years	rr_AverageAnnualReturnYear05	7.47%
Ten Years	rr_AverageAnnualReturnYear10	4.69%
AXA/Franklin Balanced Managed Volatility Portfolio | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fee and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.80%
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	255
5 Years	rr_ExpenseExampleYear05	444
10 Years	rr_ExpenseExampleYear10	990
1 Year	rr_ExpenseExampleNoRedemptionYear01	82
3 Years	rr_ExpenseExampleNoRedemptionYear03	255
5 Years	rr_ExpenseExampleNoRedemptionYear05	444
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 990
One Year	rr_AverageAnnualReturnYear01	10.23%
Five Years	rr_AverageAnnualReturnYear05	7.73%
Since Inception	rr_AverageAnnualReturnSinceInception	8.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2011
AXA/Franklin Balanced Managed Volatility Portfolio | 50% Volatility Managed Index – Large Cap Core/50% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.61%
Five Years	rr_AverageAnnualReturnYear05	8.62%
Ten Years	rr_AverageAnnualReturnYear10	6.97%
AXA/Franklin Balanced Managed Volatility Portfolio | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	21.83%
Five Years	rr_AverageAnnualReturnYear05	15.79%
Ten Years	rr_AverageAnnualReturnYear10	8.50%
AXA/Franklin Balanced Managed Volatility Portfolio | Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.14%
Five Years	rr_AverageAnnualReturnYear05	1.50%
Ten Years	rr_AverageAnnualReturnYear10	3.32%